Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation to Form 5500
The following reconciles net assets available for benefits per the financial statements to Form 5500 at December 31 (in thousands):

	2025	2024

Net assets available for benefits per the financial statements	$18,911,236	$17,072,320
Active participants with delinquent loans	(12,343)	(11,805)
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts held in the
Master Trust through December 31, 2025	(32,068)	(68,766)
Net assets available for benefits per Form 5500	$18,866,825	$16,991,749

The following reconciles the net increase per the financial statements to Form 5500 for the year ended December 31, 2025 (in thousands):

Net increase per the financial statements	$1,838,916
Active participants with delinquent loans for 2024	11,805
Active participants with delinquent loans for 2025	(12,343)
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts
held in the Master Trust for 2024	68,766
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts
held in the Master Trust for 2025	(32,068)
Net income per Form 5500	$1,875,076
The accompanying financial statements present the Stable Value Fund at contract value while the Form 5500 requires all underlying investments to be reported at fair value. Therefore, the adjustment from fair value to contract value for fully benefit-responsive investment contracts held in the Master Trust represents a reconciling item. Also, there is a reporting difference between U.S. GAAP and the Form 5500 for active participants who have delinquent loans that have not had a distributable event.